Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2022
Basic And Diluted Earnings Per Share 1 [Abstract]
Basic and diluted earnings per share

25. Basic and diluted earnings per share

The Company presents basic and diluted earnings per share, or EPS, data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period.

For the years ended December 31, 2022, 2021 and 2020, all warrants, stock options and RSU were anti-dilutive since the Company reported net losses from continuing operations. The secured convertible debentures issued in 2020 and subsequently converted into common shares in 2021 were also anti-dilutive during the period they were outstanding.

The numbers for the average basic and diluted shares outstanding presented in the consolidated statements of operations for the year ended December 31, 2022 have been adjusted in order to reflect the effect of the share consolidation that took place on February 1, 2023 (note 17a).